Business Acquisition (Tables)	12 Months Ended
Jun. 30, 2026
Business Acquisition [Abstract]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes

The following table presents the purchase price allocation of the assets acquired and liabilities assumed and the related deferred income taxes on July 31, 2023. The dollar amount presented in the table was based on the exchange rate of RMB1.00 to US$0.140 on July 31, 2023.

Amount
US$
Cash and cash equivalents	173,350
Other current assets	1,304,251
Property and equipment, net	36,143
Other long-term assets	143,005
Total identifiable assets acquired	1,656,749

Current liabilities	709,933
Long-term borrowings	1,400,050
Total liabilities assumed	2,109,983

Net identifiable assets acquired	(453,234)
Total purchase consideration	247,688
Goodwill	700,922
Effect on cash flows of the Company
Cash paid (as above)	247,688
Less: cash and cash equivalents in entity acquired	(173,350)
Cash outflow on acquisition	74,338

The following table presents the purchase price allocation of the assets acquired and liabilities assumed and the related deferred income taxes on July 31, 2023. The dollar amount presented in the table was based on the exchange rate of RMB1.00 to US$0.140 on January 31, 2024.

Amount
US$
Cash and cash equivalents	4,327
Other current assets	49,689
Total identifiable assets acquired	54,016

Current liabilities	94,667
Total liabilities assumed	94,667

Net identifiable assets acquired	(40,651)
Total purchase consideration	—
Fair value of non-controlling interests	(19,916)
Goodwill	20,735
Effect on cash flows of the Company
Cash paid (as above)	—
Less: cash and cash equivalents in entity acquired	(4,327)
Cash inflow on acquisition	4,327